Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows - operating leases	$ 569	$ 496	$ 1,994	$ 1,936
Right-of-use assets obtained in exchange for operating lease liabilities	$ 690			$ 14,100
Weighted-average remaining lease term - operating leases (in years)	6 years 8 months 12 days	7 years 9 months 18 days	7 years 1 month 6 days	8 years 1 month 6 days
Weighted-average discount rate - operating leases	6.90%	7.00%	7.00%	7.00%